UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   1330 Avenue of the Americas
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           32nd Floor
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           New York, New York 10019
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Form 13F File Number:  028-13317
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
           --------------------------------------------------
Title:     Chief Compliance Officer
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Phone:     212-584-1161
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Stephen Ellwood         New York, New York       May 15, 2013
------------------------   -----------------------  -------------------------
      [Signature]                 [City/State]               [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        62
                                               -------------

Form 13F Information Table Value Total:        $1,747,139
                                               -------------
                                                (thousands)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:  None


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACME PACKET INC              COM              004764106   18,272   625,000 SH       SOLE                  625,000
AFFILIATED MANAGERS GROUP    NOTE  3.950% 8/1 008252AL2   24,444    20,000 PRN      SOLE                        0
ALLIANT TECHSYSTEMS INC      NOTE  3.000% 8/1 018804AK0   18,692    20,000 PRN      SOLE                        0
AMERICAN PUBLIC EDUCATION IN COM              02913V103    2,495    71,500 SH       SOLE                   71,500
ANNIES INC                   COM              03600T104    6,835   178,650 SH       SOLE                  178,650
APPLE INC                    COM              037833100      342       773 SH       SOLE                      773
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,169   709,100 SH       SOLE                  709,100
BOYD GAMING CORP             COM              103304101      414    50,000 SH       SOLE                   50,000
BRE PROPERTIES INC           CL A             05564E106   32,758   672,916 SH       SOLE                  672,916
CEMEX SAB DE CV              NOTE  3.250% 3/1 151290BB8   47,985    41,000 PRN      SOLE                        0
CEMEX SAB DE CV              NOTE  4.875% 3/1 151290AV5   11,750    11,633 PRN      SOLE                        0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    9,338    89,634 SH       SOLE                   89,634
CLEARWIRE CORP NEW           CL A             18538Q105   20,878 6,443,710 SH       SOLE                6,443,710
COMMONWEALTH REIT            COM SH BEN INT   203233101   12,326   549,282 SH       SOLE                  549,282
CONSTELLATION BRANDS INC     CL A             21036P108   41,230   865,441 SH       SOLE                  865,441
CORNING INC                  COM              219350105    1,000    75,000 SH       SOLE                   75,000
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    3,758    96,188 SH       SOLE                   96,188
CYMER INC                    COM              232572107   85,094   884,993 SH       SOLE                  884,993
DOMTAR CORP                  COM NEW          257559203    2,329    30,000 SH       SOLE                   30,000
DYNEGY INC NEW DEL           COM              26817R108   47,757 1,990,690 SH       SOLE                1,990,690
EQUINIX INC                  COM NEW          29444U502   28,741   132,869 SH       SOLE                  132,869
EQUINIX INC                  NOTE  3.000%10/1 29444UAG1   29,604    15,000 PRN      SOLE                        0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109  101,509 3,786,226 SH       SOLE                3,786,226
FORD MTR CO DEL              COM PAR $0.01    345370860   20,566 1,563,956 SH       SOLE                1,563,956
FORD MTR CO DEL              COM PAR $0.01    345370860    3,288   250,000 SH  CALL SOLE                        0
FOREST OIL CORP              COM PAR $0.01    346091705      731   139,040 SH       SOLE                  139,040
FRANCESCAS HLDGS CORP        COM              351793104    7,180   250,000 SH       SOLE                  250,000
GARDNER DENVER INC           COM              365558105   41,244   549,118 SH       SOLE                  549,118
GARDNER DENVER INC           COM              365558105    9,389   125,000 SH  CALL SOLE                        0
GOL LINHAS AEREAS INTLG S A  SP ADR REP PFD   38045R107   10,708 1,799,705 SH       SOLE                1,799,705
HOLOGIC INC                  FRNT  2.000%12/1 436440AA9    7,905    13,500 PRN      SOLE                        0
ISHARES SILVER TRUST         ISHARES          46428Q109   12,723   464,000 SH  CALL SOLE                        0
JAVELIN MTG INVT CORP        COM              47200B104    4,536   230,830 SH       SOLE                  230,830
KENNEDY-WILSON HLDGS INC     COM              489398107    2,275   146,692 SH       SOLE                  146,692
LEAP WIRELESS INTL INC       NOTE  4.500% 7/1 521863AL4      455     7,200 PRN      SOLE                        0
LIBERTY GLOBAL INC           COM SER C        530555309    7,029   102,421 SH       SOLE                  102,421
LIBERTY MEDIA CORP NEW       DEB   3.125% 3/3 530718AF2   48,929    30,000 PRN      SOLE                        0
LIFE TECHNOLOGIES CORP       COM              53217V109        4        60 SH       SOLE                       60
LIFE TECHNOLOGIES CORP       COM              53217V109    6,644   102,800 SH  PUT  SOLE                  102,800
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,010   179,800 SH  CALL SOLE                        0
MBIA INC                     COM              55262C100    8,200   798,500 SH  CALL SOLE                        0
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1 55303QAE0   77,681   109,738 PRN      SOLE                        0
MICHAEL KORS HLDGS LTD       SHS              G60754101   14,114   248,524 SH       SOLE                  248,524
MOLINA HEALTHCARE INC        COM              60855R100      352    11,400 SH       SOLE                   11,400
MONDELEZ INTL INC            CL A             609207105   24,706   807,000 SH       SOLE                  807,000
MOSAIC CO NEW                COM              61945C103   25,036   420,000 SH       SOLE                  420,000
NAVISTAR INTL CORP NEW       NOTE  3.000%10/1 63934EAL2    8,207    11,935 PRN      SOLE                        0
NOBLE CORPORATION BAAR       NAMEN -AKT       H5833N103   32,932   863,255 SH       SOLE                  863,255
NXP SEMICONDUCTORS N V       COM              N6596X109   43,026 1,420,500 SH       SOLE                1,420,500
OMNICARE CAP TR II           PFD B TR 4.00%   68214Q200   17,693   354,760 PRN      SOLE                        0
PALO ALTO NETWORKS INC       COM              697435105    8,388   148,200 SH       SOLE                  148,200
PEPSICO INC                  COM              713448108    4,509    57,000 SH       SOLE                   57,000
PLAINS EXPL& PRODTN CO       COM              726505100   88,577 1,865,958 SH       SOLE                1,865,958
PLAINS EXPL& PRODTN CO       COM              726505100   11,089   233,600 SH  CALL SOLE                        0
ROI ACQUISITION CORP         UNIT 99/99/9999  74966A203    6,343   609,900 SH       SOLE                  609,900
SAKS INC                     COM              79377W108      574    50,000 SH       SOLE                   50,000
SAKS INC                     NOTE  2.000% 3/1 79377WAL2   28,753    30,000 PRN      SOLE                        0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  213,103 1,360,200 SH  PUT  SOLE                1,360,200
TW TELECOM INC               COM              87311L104   56,258 2,233,350 SH       SOLE                2,233,350
TYCO INTERNATIONAL LTD       SHS              H89128104   48,696 1,521,782 SH       SOLE                1,521,782

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
VIRGIN MEDIA INC             COM              92769L101  277,085 5,658,269 SH       SOLE                5,658,269
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115   10,481   963,800 SH       SOLE                  963,800

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